JPMorgan Europe Dynamic Fund
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.7%
Australia — 2.1%
Rio Tinto plc	165	11,445
China — 1.9%
Prosus NV	335	9,978
Denmark — 5.8%
Novo Nordisk A/S, Class B	272	31,092
Finland — 1.6%
Nordea Bank Abp	700	8,631
France — 21.4%
Air Liquide SA	78	14,647
BNP Paribas SA	104	6,970
Dassault Systemes SE	143	7,406
Engie SA	421	6,729
Gaztransport Et Technigaz SA	31	4,376
Legrand SA	80	7,787
LVMH Moet Hennessy Louis Vuitton SE	3	2,277
Publicis Groupe SA	87	8,742
Safran SA	48	8,863
Sodexo SA	54	6,025
SPIE SA	260	8,580
TotalEnergies SE	251	16,279
Vallourec SA *	356	5,097
Vinci SA	91	11,541
		115,319
Germany — 9.4%
Allianz SE (Registered)	42	11,332
CTS Eventim AG & Co. KGaA	99	6,714
DWS Group GmbH & Co. KGaA (a)	121	4,959
Heidelberg Materials AG	67	6,222
KION Group AG	150	6,857
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	21	8,766
RWE AG	62	2,271
Scout24 SE (a)	48	3,514
		50,635
Ireland — 2.2%
AIB Group plc	1,285	5,646
Bank of Ireland Group plc	680	6,252
		11,898
Italy — 9.6%
Buzzi SpA	186	6,309
Coca-Cola HBC AG	244	7,167
Iveco Group NV *	514	5,489
Prysmian SpA	176	7,767

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Italy — continued
Ryanair Holdings plc, ADR	67	8,912
UniCredit SpA	557	16,306
		51,950
Jordan — 0.8%
Hikma Pharmaceuticals plc	187	4,555
Luxembourg — 0.7%
ArcelorMittal SA	128	3,519
Netherlands — 8.9%
Adyen NV * (a)	6	6,889
ASML Holding NV	10	8,771
ASR Nederland NV	123	5,800
Koninklijke KPN NV	1,508	5,131
Shell plc	687	21,293
		47,884
Norway — 0.6%
Aker Solutions ASA	880	3,264
South Korea — 0.8%
Delivery Hero SE * (a)	201	4,566
Spain — 3.6%
Banco Bilbao Vizcaya Argentaria SA	901	8,437
Industria de Diseno Textil SA	253	10,797
		19,234
Sweden — 4.7%
AAK AB	247	5,568
Atlas Copco AB, Class A	600	9,575
Hemnet Group AB	6	161
Volvo AB, Class B	423	10,128
		25,432
Switzerland — 2.5%
Accelleron Industries AG	185	5,913
Novartis AG (Registered)	75	7,813
		13,726
United Kingdom — 15.9%
3i Group plc	354	11,066
Auto Trader Group plc (a)	625	5,746
Barratt Developments plc	1,354	9,230
Cranswick plc	78	3,977
Intermediate Capital Group plc	80	1,795
Marks & Spencer Group plc	2,341	7,312
Melrose Industries plc	1,091	8,134
Rolls-Royce Holdings plc *	1,999	7,591
Rotork plc	1,188	4,683
SSE plc	318	6,781

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Taylor Wimpey plc	4,565	8,522
Whitbread plc	237	10,759
		85,596
United States — 5.2%
GSK plc	452	8,936
Schneider Electric SE	46	9,162
Stellantis NV	449	9,887
		27,985
Total Common Stocks (Cost $423,911)		526,709
Short-Term Investments — 3.6%
Investment Companies — 3.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (b) (c)(Cost $19,183)	19,170	19,183
Total Investments — 101.3% (Cost $443,094)		545,892
Liabilities in Excess of Other Assets — (1.3)%		(6,819)
NET ASSETS — 100.0%		539,073

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2024.

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	9.6%
Banks	9.6
Oil, Gas & Consumable Fuels	7.7
Machinery	6.7
Electrical Equipment	5.6
Insurance	4.8
Aerospace & Defense	4.5
Hotels, Restaurants & Leisure	3.9
Capital Markets	3.3
Household Durables	3.3
Metals & Mining	2.7
Chemicals	2.7
Construction Materials	2.3
Construction & Engineering	2.1
Specialty Retail	2.0
Broadline Retail	1.8
Automobiles	1.8
Food Products	1.8
Interactive Media & Services	1.7
Passenger Airlines	1.6
Semiconductors & Semiconductor Equipment	1.6
Media	1.6
Commercial Services & Supplies	1.6
Energy Equipment & Services	1.5
Software	1.4
Consumer Staples Distribution & Retail	1.3
Beverages	1.3
Financial Services	1.3
Electric Utilities	1.3
Multi-Utilities	1.2
Entertainment	1.2
Others (each less than 1.0%)	1.7
Short-Term Investments	3.5
Futures contracts outstanding as of January 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	87	03/15/2024	EUR	4,374	42
FTSE 100 Index	25	03/15/2024	GBP	2,417	34
					76

Abbreviations
EUR	Euro

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$11,445	$—	$11,445
China	9,978	—	—	9,978
Denmark	—	31,092	—	31,092
Finland	—	8,631	—	8,631
France	—	115,319	—	115,319
Germany	—	50,635	—	50,635

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ireland	$—	$11,898	$—	$11,898
Italy	8,912	43,038	—	51,950
Jordan	—	4,555	—	4,555
Luxembourg	—	3,519	—	3,519
Netherlands	—	47,884	—	47,884
Norway	—	3,264	—	3,264
South Korea	—	4,566	—	4,566
Spain	—	19,234	—	19,234
Sweden	—	25,432	—	25,432
Switzerland	—	13,726	—	13,726
United Kingdom	3,977	81,619	—	85,596
United States	—	27,985	—	27,985
Total Common Stocks	22,867	503,842	—	526,709
Short-Term Investments
Investment Companies	19,183	—	—	19,183
Total Investments in Securities	$42,050	$503,842	$—	$545,892
Appreciation in Other Financial Instruments
Futures Contracts	$76	$—	$—	$76
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (a) (b)	$19,259	$50,707	$50,785	$3	$(1)	$19,183	19,170	$70	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (a) (b)	—	17,000	17,001	1	—	—	—	38	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	7,929	8,297	16,226	—	—	—	—	20	—
Total	$27,188	$76,004	$84,012	$4	$(1)	$19,183		$128	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.